Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Net loss	$ (3,992)	$ (6,832)	$ (2,415)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	699	752	657
Share-based compensation	2,169	2,228	2,121
Change in:
Severance pay, net	120	81	(63)
Trade receivables, net	(1,653)	9,303	13
Other account receivables and prepaid expenses	114	(1,753)	658
Inventories	811	(1,135)	901
Trade payables	(773)	998	(182)
Employees and payroll accruals	314	717	(622)
Other liabilities and accrued expenses	530	2,694	(848)
Deferred revenue and advances from customers	2,267	562	(2,169)
Net effect of exchange rate differences and other on operating lease right-of-use assets and liabilities	(297)	388
Accrued interest on short-term bank deposits	(359)	(1,163)
Net cash provided by (used in) operating activities	(50)	6,840	(1,949)
Net proceeds from (investment in) short-term bank deposits	8,026	(61,917)	40,000
Purchase of property and equipment	(427)	(699)	(662)
Net cash provided by (used in) investing activities	7,599	(62,616)	39,338
Exercise of options into Ordinary Shares		16	2,133
Net cash provided by financing activities		16	2,133
Foreign currency translation adjustments on cash and cash equivalents	(202)	(27)	(145)
Increase (decrease) in cash and cash equivalents	7,347	(55,787)	39,377
Cash and cash equivalents at beginning of the year	6,201	61,988	22,611
Cash and cash equivalents at end of the year	13,548	6,201	61,988
(b) Cash paid during the year for:
Taxes on income	128	118	25
Purchase of property and equipment	36	47	152
Net increase (decrease) in operating lease right-of-use assets	$ (1,492)	$ 1,133